INVESTMENTS - Additional Information (Details) ₩ in Millions	1 Months Ended										6 Months Ended	12 Months Ended
	Jul. 31, 2019 KRW (₩)	Jul. 31, 2019 USD ($)	Jul. 31, 2019 CNY (¥)	Jun. 30, 2019 shares	Nov. 30, 2017 USD ($)	Jun. 30, 2017 USD ($) shares	Dec. 31, 2016	Nov. 30, 2015 USD ($)	Jun. 30, 2015	Apr. 30, 2008 shares	Jun. 30, 2019 CNY (¥) shares	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 USD ($)	Dec. 31, 2018 CNY (¥)	Sep. 30, 2018 shares	Apr. 30, 2018 USD ($)	Apr. 30, 2018 CNY (¥)	Jan. 31, 2018 shares	Dec. 31, 2017 CNY (¥)	Jun. 30, 2017 CNY (¥)	Oct. 31, 2016	Aug. 31, 2016	Oct. 31, 2015	Aug. 31, 2015	Dec. 31, 2014 USD ($)	Feb. 29, 2012 shares
Subsidiary, Sale of Stock [Line Items]
Impairment of investment											¥ 0	$ 544,549	¥ 3,791,039		¥ 7,776,157		¥ 9,109,312
Share of loss in equity method investments											(1,824,878)	(408,983)	(2,847,260)		(4,292,887)		(2,937,131)
Proceeds from disposal of equity method investees											¥ 694,628	99,777	694,628		0		115,349
Impairment charges relating to its investments in equity and other												1,200,000	8,500,000		9,200,000		9,100,000
Beijing Ti Knight
Subsidiary, Sale of Stock [Line Items]
Cost method investment														$ 700,000
Oriental Shiny Star Limited
Subsidiary, Sale of Stock [Line Items]
Impairment of investment																$ 8,700,000
Red Ace Limited [Member]
Subsidiary, Sale of Stock [Line Items]
Impairment of assets | ¥													1,300,000
Condition One | Shanghai Jiucheng Advertisement Co., Ltd. ("Shanghai Jiucheng Advertisement")
Subsidiary, Sale of Stock [Line Items]
Equity method investment, ownership to be acquired																		$ 2,600,000
License Agreement
Subsidiary, Sale of Stock [Line Items]
Amount received for license agreement																				$ 10,000,000
System Link Corporation Limited ("System Link")
Subsidiary, Sale of Stock [Line Items]
Shareholdings to be received by Smilegate in Oriental Shiny Star Limited																															30.00%
System Link Corporation Limited ("System Link") | Oriental Shiny Star Limited
Subsidiary, Sale of Stock [Line Items]
Amount refunded					$ 50,000,000
Liability waived off																25,000,000
Impairment of investment | ¥																	60,500,000
System Link Corporation Limited ("System Link") | Oriental Shiny Star Limited | Smilegate Entertainment Inc
Subsidiary, Sale of Stock [Line Items]
Amount refunded					$ 25,000,000
System Link Corporation Limited ("System Link") | License Agreement | Oriental Shiny Star Limited
Subsidiary, Sale of Stock [Line Items]
License agreement, term								5 years
Amount received for license agreement								$ 50,000,000
Potential License Payment								$ 450,000,000
Shanghai Big Data Cultures Media Co
Subsidiary, Sale of Stock [Line Items]
Impairment of investment												500,000	3,400,000
Share of loss in equity method investments												$ 400,000	¥ 2,800,000
Shanghai Big Data Cultures Media Co | Shanghai Jiucheng Advertisement Co., Ltd. ("Shanghai Jiucheng Advertisement")
Subsidiary, Sale of Stock [Line Items]
Sale of equity method investment ownership percentage									33.30%
Shanghai Big Data Cultures Media Co | Shanghai Jiucheng Advertisement Co., Ltd. ("Shanghai Jiucheng Advertisement")
Subsidiary, Sale of Stock [Line Items]
Equity interest acquired in Fei Fan																														100.00%
Equity interest exchanged																														30.00%
Investment in joint venture, ownership percentage								42.00%																				44.50%	43.70%	46.70%
Shanghai Big Data Cultures Media Co | Condition One | Shanghai Jiucheng Advertisement Co., Ltd. ("Shanghai Jiucheng Advertisement")
Subsidiary, Sale of Stock [Line Items]
Investment in joint venture, ownership percentage												44.46%	44.46%
Equity method investment, ownership percentage to be acquired							19.11%
Equity method investment, ownership to be acquired | ¥																			¥ 18,300,000
T3 Entertainment Company Ltd
Subsidiary, Sale of Stock [Line Items]
Subscription to preferred shares | shares										3,031,232
Ordinary shares owned | shares																																	32,290
Total consideration	₩ 6,092.8	$ 5,200,000
Gain on disposal		$ 1,500,000	¥ 10,400,000
Smartposting Co, Ltd. | IE Limited [Member]
Subsidiary, Sale of Stock [Line Items]
Impairment of investment												$ 400,000	¥ 2,800,000		1,100,000		5,100,000
Equity interest exchanged						14.55%																					14.55%
Shares issued and sold | shares						12,500,000
Lock-up period of agreement						10 years
Beijing Ti Knight Network Technology Co., Ltd. ("Beijing Ti Knight")
Subsidiary, Sale of Stock [Line Items]
Impairment of investment | ¥													0		900,000		¥ 4,000,000
Cost method investment						$ 1,300,000															¥ 4,900,000						¥ 9,000,000
Maxline Holdings Limited Maxline | Red Ace Limited [Member]
Subsidiary, Sale of Stock [Line Items]
Equity interest exchanged																									29.00%
Maxline Holdings Limited Maxline | Red Ace Limited [Member]
Subsidiary, Sale of Stock [Line Items]
Impairment of investment												200,000	1,300,000
Maxline Holdings Limited Maxline | Red Ace Limited [Member] | Smilegate Entertainment Inc
Subsidiary, Sale of Stock [Line Items]
Common Stock, Shares Subscribed but Unissued | shares																									3,571,429
Leading Choice Holdings Limited
Subsidiary, Sale of Stock [Line Items]
Impairment of investment														200,000	1,400,000
Common Stock, Shares Subscribed but Unissued | shares																						21,000,000
Equity interest acquired in Fei Fan																						20.00%
Shanghai The9 Education Technology Co., Ltd. ("The9 Education Technology")
Subsidiary, Sale of Stock [Line Items]
Impairment of investment														100,000	400,000
Cost method investment																							$ 100,000	¥ 400,000
Shanghai Ronglei Culture Communication Co., Ltd. ("Shanghai Ronglei")
Subsidiary, Sale of Stock [Line Items]
Impairment of investment														600,000	4,000,000
Cost method investment														600,000		$ 700,000					¥ 4,000,000					¥ 5,000,000
Proceeds from disposal of equity method investees												400,000	3,000,000
Plutux Limited ("Plutux")
Subsidiary, Sale of Stock [Line Items]
Impairment of investment														$ 200,000	¥ 1,400,000
Common Stock, Shares Subscribed but Unissued | shares																						21,000,000
Plutux Limited ("Plutux") | Plutux Limited ("Plutux")
Subsidiary, Sale of Stock [Line Items]
Equity interest exchanged																						8.00%
Zhenjiang Kexin Power System Design and Research Co., Ltd. ("Zhenjiang Kexin")
Subsidiary, Sale of Stock [Line Items]
Impairment of investment												$ 100,000	¥ 1,000,000
Common Stock, Shares Subscribed but Unissued | shares				3,444,882							3,444,882
Percentage of equity interest				9.90%
Minimum
Subsidiary, Sale of Stock [Line Items]
Potential License Payment																																$ 160,000,000
Maximum | T3 Entertainment Company Ltd
Subsidiary, Sale of Stock [Line Items]
Percentage of equity interest										20.00%